Segment and Geographic Information - Summary of Segment Information (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Sep. 30, 2016 segment	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment										4
Reclassified its previously reported results to reflect segment changes
Revenues		$ 77,466	$ 66,674	$ 36,795	$ 40,578	$ 136,840	$ 106,540	$ 121,480	$ 144,698	$ 221,513	$ 509,558	$ 549,167
Gross profit (loss)		22,818	11,108	(10,135)	(15,788)	(62,082)	29,223	38,228	56,854	8,003	62,223	159,313
Income (loss) from operations		(380)	(12,874)	(40,689)	(46,689)	(136,036)	(5,349)	3,785	19,671	(100,632)	(117,929)	16,396
Interest expense, net		(4,667)	(4,854)	(4,607)	(4,625)	(4,603)	(5,048)	(4,934)	(4,797)	(18,753)	(19,382)	(12,344)
Equity in losses of investments										0	(49,485)	(42,320)
Other income (expense)		$ 240	$ (346)	$ 101,600	$ (3,219)	$ 5,890	$ (622)	$ 6,066	$ 68,526	98,275	79,860	(182,530)
Loss before income taxes										(21,110)	(106,936)	(220,798)
Impairment of multi-client data library										399	100,100	5,461
Write down of goodwill											21,884
E & P Technology & Services [Member]
Reclassified its previously reported results to reflect segment changes
Write down of goodwill											0
Operating segments [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										221,513	509,558	549,167
Gross profit (loss)										$ 8,003	$ 62,223	$ 159,313
Gross margin										0.00%	19.00%	(35.00%)
Operating segments [Member] | Devices and Optimization Software & Services [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										$ 64,263	$ 128,410	$ 154,476
Operating segments [Member] | E & P Technology & Services [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										157,250	277,904	387,384
Gross profit (loss)										$ 13,508	$ (24,345)	$ 111,108
Gross margin										9.00%	(9.00%)	29.00%
Income (loss) from operations										$ (24,941)	$ (80,653)	$ 61,146
Impairment of multi-client data library											100,100
Operating segments [Member] | E & P Technology & Services [Member] | New Venture [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										48,294	98,649	154,578
Operating segments [Member] | E & P Technology & Services [Member] | Data Library [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										63,326	66,180	111,998
Operating segments [Member] | E & P Technology & Services [Member] | New Venture and Data Library [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										111,620	164,829	266,576
Operating segments [Member] | E & P Technology & Services [Member] | Imaging Services [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										45,630	113,075	120,808
Operating segments [Member] | E & P Operations Optimization [Member]
Reclassified its previously reported results to reflect segment changes
Gross profit (loss)										$ 33,995	$ 66,951	$ 50,731
Gross margin										53.00%	52.00%	33.00%
Income (loss) from operations										$ 20,131	$ 20,201	$ 30,546
Write down of goodwill											21,900
Operating segments [Member] | E & P Operations Optimization [Member] | Devices [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										36,269	88,417	115,125
Operating segments [Member] | E & P Operations Optimization [Member] | Optimization Software and Services [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										27,994	39,993	39,351
Operating segments [Member] | Ocean Bottom Services [Member]
Reclassified its previously reported results to reflect segment changes
Revenues										0	103,244	7,307
Gross profit (loss)										$ (39,500)	$ 19,617	$ (2,526)
Gross margin										4.00%	12.00%	29.00%
Income (loss) from operations										$ (55,080)	$ (4,440)	$ (16,901)
Corporate and other [Member] | Corporate and Other [Member]
Reclassified its previously reported results to reflect segment changes
Income (loss) from operations										$ (40,742)	$ (53,037)	$ (58,395)
Subsequent event [Member]
Segment Reporting Information [Line Items]
Number of operating segments | segment	3